The American Funds Tax-Exempt Series I 6455 Irvine Center Drive Irvine, CA 92618-4518 Jennifer L. Butler Secretary (202) 945-6339 jenb@capgroup.com

April 8, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The American Funds Tax-Exempt Series I
        File Nos. 033-05270 and 811-04653

This filing is being made pursuant to Rule 497 in order to comply with the XBRL requirements applicable to investment companies under Rule 405 of Regulation S-T. This filing is being made in connection with the above referenced Registrant's filing of its prospectus supplement pursuant to Rule 497 on March 18, 2016.

Sincerely,

/s/ Jennifer L. Butler

Jennifer L. Butler

Secretary

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase